INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Secured Notes (Details) - USD ($)		3 Months Ended
	Sep. 23, 2026	Sep. 23, 2026	Jun. 30, 2026	Jun. 30, 2025
Borrowings:
Carrying amount of secured notes			$ 121,956,575	$ 102,270,445
Secured Notes
Borrowings:
Prepayment premium fee			$ 6,100,000	$ 4,900,000
Default interest rate			5.00%
Carrying amount of secured notes			$ 121,900,000
Secured Notes | Judgment adjustments
Borrowings:
Amount of damages awarded	$ 110,100,000
Consideration offered from noteholders	15,000,000	$ 15,000,000
Court-awarded expenses		1,400,000
Interest accrued	$ 4,600,000	$ 4,600,000